RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions	A summary of receivables due from related parties as of December 31, 2022 and 2021 is as follows:

(in thousands of $)	2022	2021
Seatankers Management Norway AS	16	18
Frontline plc	—	162
Frontline Management AS	—	1
Northern Ocean Limited	33	47
Avance Gas Trading Ltd	2	—
Sloane Square Capital Holdings Ltd	9	—
Receivables due from related parties	60	228
A summary of payables due to related parties as of December 31, 2022 and 2021 is as follows:

(in thousands of $)	2022	2021
Frontline Management (Bermuda) Limited	(30)	(85)
Frontline Corporate Services Ltd	(4)	(30)
Flex LNG Fleet Management AS	(293)	(232)
SFL Corporation Ltd	(1)	(1)
Payables due to related parties	(328)	(348)
A summary of income and (expenses) recorded from related parties for the years ended December 31, 2022, 2021, and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Administration service fees
Seatankers Management Co. Ltd	(225)	(144)	(312)
Front Ocean Management AS	(226)	(55)	—
Frontline Management (Bermuda) Limited	(272)	(288)	(122)
Front Ocean Management Ltd	(258)	—	—
Golden Ocean Management AS	—	(1)	—

Technical management fees
Flex LNG Fleet Management AS	(3,489)	(3,235)	(1,795)

Office facilities
Seatankers Management Norway AS	(58)	(59)	(81)
Frontline plc	—	(2)	17
Frontline Management AS	10	(184)	(154)
SFL Corporation Ltd	—	—	(2)

Chartering services fees
FS Maritime SARL	(32)	(337)	(225)

Accounting support income
Avance Gas Trading Ltd	4	—	—
Sloane Square Capital Holdings Ltd	8	—	—
Northern Ocean Limited	6	7	—
Total related party transactions	(4,532)	(4,298)	(2,674)